CONSOLIDATED CASH FLOW STATEMENTS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Loss before tax	£ (36,041)	£ (22,870)	£ (20,526)
Depreciation charges	476	452	379
Amortization charges	20	30	20
Charge for the year in respect of share-based payments	4,395	584	681
Net foreign exchange loss/(gain)	4,864		(6)
Gain on derivative financial instrument	(1,492)
Finance and other expenses	323	163
Finance and other income	(129)	(27)	(39)
(Gain)/loss on disposal of property, plant and equipment	(3)	2	6
Revaluation of trade and other receivables related to contract liabilities	(4,864)
(Increase)/decrease in trade and other receivables	(29,302)	(4)	691
Increase in other current assets	(3,731)	(4)	(881)
Decrease/(increase) in current financial assets at amortized cost – other	1	42	(43)
Increase in trade and other payables	1,303	3,058	1,146
Increase in contract liabilities	50,386	17,993
Cash spent on operations	(13,794)	(581)	(18,572)
R&D tax credits received	3,018	2,308	1,812
Net cash (outflow)/inflow from operating activities	(10,776)	1,727	(16,760)
Cash flow from investing activities
Disposal of financial assets available for sale			319
Net redemption/(purchase) of financial assets at amortized cost – term deposits	10,000	(15,000)	(5,000)
Interest received/(paid)	129	(6)	39
Purchase of property, plant and equipment	(511)	(9)	(130)
Purchase of intangible assets	(3)		(58)
Proceeds from sale of property, plant and equipment	3
Net cash inflow/(outflow) from investing activities	9,618	(15,015)	(4,830)
Cash flow from financing activities
Repayment of lease liabilities	(402)
Proceeds from issue of share capital	15,830	5,273	341
Net cash inflow from financing activities	15,428	5,273	341
Increase/(decrease) in cash and cash equivalents	14,270	(8,015)	(21,249)
Cash and cash equivalents at start of year	13,515	21,494	42,745
Effect of exchange rate fluctuations on cash and cash equivalents held	(336)	36	(2)
Cash and cash equivalents at end of year	£ 27,449	£ 13,515	£ 21,494